Loans To Customers - Summary of Loans To Customers (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Loans to customers	¥ 111,508,669	¥ 129,693,954	¥ 211,446,645
Credit insurance
Disclosure of financial assets [line items]
Loans to customers	23,462,000	62,417,000	142,966,000
Credit insurance | Ping an group [Member]
Disclosure of financial assets [line items]
Loans to customers	¥ 12,852,000	¥ 53,444,000	¥ 130,122,000